Postretirement Benefit Plans - Classification of Pension Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Level I [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	$ 14	$ 10
Level I [Member] | Debt Securities [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	9	7
Level I [Member] | Other [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	5	3
Level II [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	143	152
Level II [Member] | Equity Securities [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	48	49
Level II [Member] | Debt Securities [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	72	81
Level II [Member] | Insurance Contracts [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	12	12
Level II [Member] | Other [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	11	10
Level III [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	4	3
Level III [Member] | Other [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	$ 4	$ 3